CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Income for the year	$ 870,291	$ 603,634	$ 572,081	$ 575,051
Items that do not represent cash flows:
Depreciation and amortization	54,327	37,681	37,536	35,575
Impairment property and equipment and ECL allowances over financial instruments at fair value through OCI	(1,756)	(1,218)	166	274
Provision for loan losses	446,743	309,861	271,442	306,214
Provisions for contingent loan risks	2,943	2,041	(710)	(109)
Fair value adjustment of financial assets held-for-trading	(956)	(663)	1,614	(2,394)
Provision for deferred income taxes	(6,606)	(4,582)	14,314	(35,202)
Income attributable to associates	(9,820)	(6,811)	(5,511)	(4,019)
Net gain on sales of assets received in lieu of payment	(5,262)	(3,650)	(1,941)	(2,978)
Net gain loss on sales of property and equipment	(5,236)	(3,632)	(623)	(183)
Other charges (credits) to income that do not represent cash flows	(7,194)	(4,990)	543	(14,139)
(Gain) loss from foreign exchanges transactions of other assets and other liabilities	(167,418)	(116,121)	38,374	28,892
Other adjustments in interest and fee accruals	230,829	160,103	(54,294)	(147,643)
Changes in assets and liabilities that affect operating cash flows:
(Increase) decrease in loans and advances to banks, net	(1,058,723)	(734,330)	413,570	221,556
(Increase) decrease in loans to customers, net	(3,872,605)	(2,686,038)	(462,358)	(1,035,767)
(Increase) decrease in financial assets held-for-trading, net	(174,693)	(121,167)	(110,935)	(512,572)
(Increase) decrease in other assets and liabilities	(199,041)	(138,055)	12,958	86,771
Increase (decrease) in current accounts and other demand deposits	963,842	668,521	594,306	(4,529)
Increase (decrease) in payables from repurchase agreements and security lending	142,114	98,570	(20,474)	21,725
Increase (decrease) in savings accounts and time deposits	835,967	579,827	(441,174)	635,156
Proceeds from sale of assets received in lieu of payment	37,881	26,274	13,679	10,860
Total cash flows from operating activities	(1,924,373)	(1,334,745)	872,563	162,539
CASH FLOWS FROM INVESTING ACTIVITIES:
(Increase) decrease in financial assets at fair value through other comprehensive income	669,060	464,060	(1,142,796)	563,457
Purchases of property and equipment	(40,463)	(28,065)	(23,224)	(27,819)
Proceeds from sales of property and equipment	5,248	3,640	652	220
Purchase of intangible assets	(33,899)	(23,512)	(18,779)	(11,248)
Investments in other companies				(1,129)
(Increase) decrease in other assets and liabilities				(867)
Dividends received from investments in other companies	593	411	484	667
Total cash flows from investing activities	600,539	416,534	(1,183,663)	523,281
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of mortgage financial bonds	(6,326)	(4,388)	(5,818)	(8,552)
Proceeds from bond issuances	3,110,708	2,157,587	1,399,001	1,420,037
Redemption from bond issuances	(2,070,692)	(1,436,232)	(1,024,758)	(1,281,182)
Dividends paid	(539,330)	(374,079)	(342,034)	(366,654)
Increase (decrease) in borrowings from foreign financial institutions	462,277	320,635	154,552	(489,157)
Increase (decrease) in other financial obligations	(12,620)	(8,753)	(44,938)	17,467
Increase (decrease) in borrowings from Central Bank of Chile	(1)	(1)	(2)	(3)
Other long-term borrowings	22	15	8	17,808
Payment of other long-term borrowings	(14,149)	(9,814)	(3,349)	(21,359)
Total cash flows from financing activities	929,889	644,970	132,662	(711,595)
TOTAL NET POSITIVE (NEGATIVE) CASH FLOWS FOR THE YEAR	(393,945)	(273,241)	(178,438)	(25,775)
Net effect of exchange rate changes on cash and cash equivalents	167,418	116,121	(38,374)	(28,892)
Cash and cash equivalents at beginning of year	2,073,815	1,438,398	1,655,210	1,709,877
Cash and cash equivalents at end of year	1,847,288	1,281,278	1,438,398	1,655,210
Supplemental disclosure of cash flow information:
Income taxes (paid) received	29,575	20,513	13,851	(18,012)
Interest received	2,713,042	1,881,766	1,928,523	1,816,477
Interest paid	$ (577,690)	$ (400,686)	$ (753,379)	$ (737,387)